Depreciation and Amortization (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation and amortization expense [abstract]
Depreciation of property and equipment	$ 4,221,783	$ 4,567,800	$ 6,403,933
Amortization of right of use	1,043,796	1,049,210	1,156,657
Amortization of intangible assets	216,247	465,721	1,036,408
Depreciation of investment properties	53,244	53,101	44,191
Depreciation of other assets	8,995	1,425	5,530
Loss from sale or impairment of property and equipment	37,694
TOTAL	$ 5,581,759	$ 6,137,257	$ 8,646,719